Share-Based Compensation - Summary of Movement in Value of Conditional Awards in LTIPs (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
2015 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	£ 6,503	£ 6,718		£ 6,769
Conditional awards forfeited or cancelled	(129)	(215)	[1]	(51)
Conditional awards outstanding at the end of the year	6,374	6,503		6,718
2014 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	1,910	3,193		5,102
Conditional awards forfeited or cancelled	£ (1,910)	(1,283)	[1]	(1,909)
Conditional awards outstanding at the end of the year		£ 1,910		£ 3,193

[1]	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.